Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A

Quarterly Supplemental Report — Payment Schedule of Remaining Leases as of March 31, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2012, leases with a total base residual value of $723,381.05 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2012. The percentages in the following table may not sum to 100.00% due to rounding.

	Remaining Leases as of March 31, 2012
		Scheduled
Month	Securitization Value	Base Monthly Payments		Base Residual Value

2012 - March	$1,326,354,970.59
April	1,310,731,840.49	$21,561,962.88	4.46%	$723,381.05	0.07%
May	1,295,757,094.11	21,561,962.88	4.46	0.00	0.00
June	1,280,706,974.88	21,561,962.88	4.46	0.00	0.00
July	1,261,061,582.61	21,462,759.95	4.44	4,618,718.20	0.47
August	1,238,467,475.06	21,303,108.33	4.40	7,627,954.02	0.78
September	1,214,985,250.44	21,132,265.78	4.37	8,573,349.55	0.88
October	1,197,713,456.56	21,080,212.25	4.36	2,296,353.90	0.23
November	1,180,942,371.47	21,033,509.48	4.35	1,755,417.40	0.18
December	1,162,062,359.90	20,931,727.08	4.33	3,881,615.93	0.40
2013 - January	1,129,667,657.25	20,585,848.65	4.25	17,647,181.61	1.81
February	1,090,568,382.33	20,098,486.91	4.15	24,676,077.08	2.52
March	1,041,197,056.79	19,416,697.84	4.01	35,433,047.74	3.63
April	996,238,314.63	18,800,162.03	3.89	31,388,884.72	3.21
May	950,032,664.17	18,132,328.99	3.75	33,077,760.36	3.38
June	901,994,379.01	17,423,710.27	3.60	35,386,748.06	3.62
July	854,003,466.42	16,688,971.72	3.45	35,832,905.31	3.67
August	802,093,036.10	15,885,894.07	3.28	40,314,503.12	4.12
September	747,618,678.46	15,044,238.47	3.11	43,459,310.86	4.45
October	725,695,185.75	14,779,406.24	3.05	10,899,335.63	1.12
November	706,519,656.14	14,552,951.97	3.01	8,267,514.30	0.85
December	687,815,640.53	14,339,323.09	2.96	7,913,000.55	0.81
2014 - January	625,030,711.60	13,327,764.79	2.75	52,911,134.98	5.41
February	554,150,920.78	12,157,516.48	2.51	61,861,106.01	6.33
March	450,046,907.29	10,333,118.52	2.14	96,554,267.69	9.88
April	408,697,509.99	9,496,439.95	1.96	34,114,385.59	3.49
May	366,252,027.22	8,603,514.04	1.78	35,895,464.88	3.67
June	319,668,630.56	7,584,957.95	1.57	40,838,659.96	4.18
July	271,347,104.49	6,484,249.47	1.34	43,443,270.14	4.44
August	223,880,608.71	5,379,749.45	1.11	43,449,985.60	4.45
September	174,931,309.58	4,239,472.57	0.88	45,834,203.30	4.69
October	133,587,318.03	3,268,904.53	0.68	38,953,655.37	3.99
November	96,188,169.64	2,363,031.63	0.49	35,707,022.59	3.65
2015 - December	61,242,079.16	1,523,069.27	0.31	33,905,860.45	3.47
January	43,511,307.24	1,089,080.79	0.23	16,949,024.90	1.73
February	21,540,844.49	540,935.19	0.11	21,647,807.50	2.21
March	461,689.63	13,648.89	0.00	21,173,754.75	2.17
April	229,055.91	7,374.60	0.00	227,909.00	0.02
May	206,646.98	6,669.08	0.00	17,192.00	0.00
June	201,284.94	6,669.08	0.00	0.00	0.00
July	171,205.70	5,674.26	0.00	25,677.00	0.00
August	144,596.14	5,040.95	0.00	22,682.00	0.00
September	111,493.26	3,986.02	0.00	30,061.00	0.00
October	70,959.02	2,286.32	0.00	39,001.10	0.00
November	39,342.31	1,259.61	0.00	30,789.00	0.00
December	0.00	0.00	0.00	39,557.00	0.00

Total		$483,821,905.20	100.00%	$977,445,531.20	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value				$1,461,267,436.40

Ford Credit Auto Lease Trust 2012-A

Quarterly Supplemental Report — Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per
				Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value

February 2012	Car	5	8.20%	$1,921	6.22%	12.28%
	CUV	1	2.86	3,060	6.26	11.34
	SUV	2	4.55	4,538	8.90	17.95

	Total / Average	8	5.33%	$2,718	7.12%	13.96%

March 2012	Car	23	23.71%	$1,674	5.46%	10.16%
	CUV	5	8.33	6,046	14.14	28.27
	SUV	9	16.67	5,042	13.55	27.44
	Truck	2	5.88	9,095	20.19	38.42

	Total / Average	39	15.92%	$3,392	9.84%	18.93%